Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Statement of Comprehensive Income [Table Text Block]
PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
(Dollars in Thousands)
(Unaudited)

	Year Ended December 31, 2014
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income (loss)	$23,451	$69,912	$(1,503)	$(67,399)	$24,461
Other comprehensive gain (loss), net of tax:
Currency translation difference on related borrowings	—	—	(4,870)	—	$(4,870)
Currency translation difference on foreign currency net investments	—	—	2,147	—	$2,147
Total other comprehensive gain (loss), net of tax:	—	—	(2,723)	—	(2,723)
Comprehensive income (loss)	23,451	69,912	(4,226)	(67,399)	21,738
Comprehensive (income) loss attributable to noncontrolling interest	—	—	(673)	—	(673)
Comprehensive income (loss) attributable to controlling interest	$23,451	$69,912	$(4,899)	$(67,399)	$21,065

PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
(Dollars in Thousands)
(Unaudited)

	Year Ended December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income (loss)	$27,015	$36,214	$19,380	$(55,430)	$27,179
Other comprehensive gain, net of tax:
Currency translation difference on related borrowings	—	—	(1,525)	—	(1,525)
Currency translation difference on foreign currency net investments	—	—	3,051	—	3,051
Total other comprehensive gain, net of tax:	—	—	1,526	—	1,526
Comprehensive income (loss)	27,015	36,214	20,906	(55,430)	28,705
Comprehensive (income) loss attributable to noncontrolling interest	—	—	198	—	198
Comprehensive income (loss) attributable to controlling interest	$27,015	$36,214	$21,104	$(55,430)	$28,903

PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
(Dollars in Thousands)
(Unaudited)

	Year ended December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income (loss)	$37,313	$54,961	$32,816	$(87,992)	$37,098
Other comprehensive gain, net of tax:
Currency translation difference on related borrowings	—	—	—	—	—
Currency translation difference on foreign currency net investments	—	—	—	—	—
Comprehensive income (loss)	37,313	54,961	32,816	(87,992)	37,098
Comprehensive (income) loss attributable to noncontrolling interest	—	—	215	—	215
Comprehensive income (loss) attributable to controlling interest	$37,313	$54,961	$33,031	$(87,992)	$37,313

Consolidating Condensed Statement of Operations
PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
(Dollars in Thousands)
(Unaudited)

	Year ended December 31, 2014
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$506,205	$640,147	$(177,668)	$968,684
Operating expenses	—	279,396	567,653	(177,668)	669,381
Depreciation and amortization	—	87,248	57,873	—	145,121
Total operating gross margin	—	139,561	14,621	—	154,182
General and administration expense (1)	(302)	(33,035)	(1,679)	—	(35,016)
Gain (loss) on disposition of assets, net	(79)	1,156	(23)	—	1,054
Total operating income (loss)	(381)	107,682	12,919	—	120,220
Other income and (expense):
Interest expense	(46,527)	(148)	(7,692)	10,102	(44,265)
Interest income	1,478	623	8,196	(10,102)	195
Loss on extinguishment of debt	(30,152)	—	—	—	(30,152)
Other	—	2,810	(271)	—	2,539
Equity in net earnings of subsidiaries	67,399	—	—	(67,399)	—
Total other income (expense)	(7,802)	3,285	233	(67,399)	(71,683)
Income (loss) before income taxes	(8,183)	110,967	13,152	(67,399)	48,537
Income tax expense (benefit):
Current	(17,702)	24,106	16,163	—	22,567
Deferred	(13,932)	16,949	(1,508)	—	1,509
Income tax expense (benefit)	(31,634)	41,055	14,655	—	24,076
Net income (loss)	23,451	69,912	(1,503)	(67,399)	24,461
Less: Net income attributable to noncontrolling interest	—	—	1,010	—	1,010
Net income (loss) attributable to controlling interest	$23,451	$69,912	$(2,513)	$(67,399)	$23,451
(1)General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
(Dollars in Thousands)
(Unaudited)

	Year ended December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$468,073	$549,295	$(143,196)	$874,172
Operating expenses	—	252,211	462,657	(143,196)	571,672
Depreciation and amortization	—	77,416	56,637	—	134,053
Total operating gross margin	—	138,446	30,001	—	168,447
General and administration expense (1)	(202)	(67,083)	(740)	—	(68,025)
Provision for reduction in carrying value of certain assets	—	—	(2,544)	—	(2,544)
Gain on disposition of assets, net	—	1,759	2,235	—	3,994
Total operating income (loss)	(202)	73,122	28,952	—	101,872
Other income and (expense):
Interest expense	(51,439)	(335)	(9,930)	13,884	(47,820)
Interest income	3,824	1,761	10,749	(13,884)	2,450
Loss on extinguishment of debt	(5,218)	—	—	—	(5,218)
Changes in fair value of derivative positions	53	—	—	—	53
Other	(1)	(143)	1,594	—	1,450
Equity in net earnings of subsidiaries	55,430	—	—	(55,430)	—
Total other income (expense)	2,649	1,283	2,413	(55,430)	(49,085)
Income (loss) before income taxes	2,447	74,405	31,365	(55,430)	52,787
Income tax expense (benefit):
Current	(21,431)	18,737	15,603	—	12,909
Deferred	(3,137)	19,454	(3,618)	—	12,699
Income tax expense (benefit)	(24,568)	38,191	11,985	—	25,608
Net income (loss)	27,015	36,214	19,380	(55,430)	27,179
Less: Net income attributable to noncontrolling interest	—	—	164	—	164
Net income (loss) attributable to controlling interest	$27,015	$36,214	$19,216	$(55,430)	$27,015
(1)General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
(Dollars in Thousands)
(Unaudited)

	Year ended December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$393,738	$385,279	$(101,256)	$677,761
Operating expenses	—	184,946	329,498	(101,256)	413,188
Depreciation and amortization	—	65,354	47,663	—	113,017
Total operating gross margin	—	143,438	8,118	—	151,556
General and administration expense (1)	(182)	(45,758)	(317)	—	(46,257)
Gain on disposition of assets, net	—	775	1,199	—	1,974
Total operating income (loss)	(182)	98,455	9,000	—	107,273
Other income and (expense):
Interest expense	(37,326)	(151)	(8,739)	12,674	(33,542)
Interest income	9,863	5,073	41,999	(56,782)	153
Loss on extinguishment of debt	(2,130)	—	—	—	(2,130)
Changes in fair value of derivative positions	55	—	—	—	55
Other	—	(206)	(626)	—	(832)
Equity in net earnings of subsidiaries	43,884	—	—	(43,884)	—
Total other income and (expense)	14,346	4,716	32,634	(87,992)	(36,296)
Income (loss) before income taxes	14,164	103,171	41,634	(87,992)	70,977
Income tax expense (benefit):
Current	(25,406)	32,781	10,667	—	18,042
Deferred	2,257	15,429	(1,849)	—	15,837
Total income tax expense (benefit)	(23,149)	48,210	8,818	—	33,879
Net income (loss)	37,313	54,961	32,816	(87,992)	37,098
Less: Net (loss) attributable to noncontrolling interest	—	—	(215)	—	(215)
Net income (loss) attributable to controlling interest	$37,313	$54,961	$33,031	$(87,992)	$37,313

Consolidating Condensed Balance Sheet
PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED BALANCE SHEET
(Dollars in Thousands)
(Unaudited)

	December 31, 2014
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$36,728	$13,546	$58,182	$—	$108,456
Accounts and notes receivable, net	(33)	96,100	174,885	—	270,952
Rig materials and supplies	—	(1,473)	49,416	—	47,943
Deferred costs	—	—	5,673	—	5,673
Deferred income taxes	—	6,131	1,345	—	7,476
Other tax assets	19,885	(18,273)	9,111	—	10,723
Other current assets	—	7,999	10,557	—	18,556
Total current assets	56,580	104,030	309,169	—	469,779
Property, plant and equipment, net	(19)	589,055	306,904	—	895,940
Investment in subsidiaries and intercompany advances	3,060,867	2,441,527	2,464,502	(7,966,896)	—
Other noncurrent assets	(440,918)	490,597	272,823	(167,562)	154,940
Total assets	$2,676,510	$3,625,209	$3,353,398	$(8,134,458)	$1,520,659
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$10,000	$—	$—	$—	10,000
Accounts payable and accrued liabilities	77,603	71,645	309,344	(304,113)	154,479
Accrued income taxes	(4,061)	10,109	8,138	—	14,186
Total current liabilities	83,542	81,754	317,482	(304,113)	178,665
Long-term debt	605,000	—	—	—	605,000
Other long-term liabilities	2,867	7,135	8,663	—	18,665
Long-term deferred tax liability	—	56,105	(3,990)	—	52,115
Intercompany payables	1,322,172	1,311,405	1,204,768	(3,838,345)	—
Total Liabilities	2,013,581	1,456,399	1,526,923	(4,142,458)	854,445
Total Equity	662,929	2,168,810	1,826,475	(3,992,000)	666,214
Total liabilities and stockholders’ equity	$2,676,510	$3,625,209	$3,353,398	$(8,134,458)	$1,520,659

PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED BALANCE SHEET
(Dollars in Thousands)
(Unaudited)

	December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$88,697	$8,310	$51,682	$—	$148,689
Accounts and notes receivable, net	—	101,299	156,590	—	257,889
Rig materials and supplies	—	3,002	38,779	—	41,781
Deferred costs	—	—	13,682	—	13,682
Deferred income taxes	(57)	8,435	1,562	—	9,940
Other tax assets	54,524	(46,770)	16,325	—	24,079
Other current assets	—	9,089	14,134	—	23,223
Total current assets	143,164	83,365	292,754	—	519,283
Property, plant and equipment, net	60	562,148	309,148	—	871,356
Investment in subsidiaries and intercompany advances	1,906,128	(336,570)	1,667,937	(3,237,495)	—
Other noncurrent assets	(457,954)	468,864	250,983	(117,776)	144,117
Total assets	$1,591,398	$777,807	$2,520,822	$(3,355,271)	$1,534,756
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$25,000	$—	$—	$—	$25,000
Accounts payable and accrued liabilities	75,268	92,546	261,436	(254,364)	174,886
Accrued income taxes	—	725	6,541	—	7,266
Total current liabilities	100,268	93,271	267,977	(254,364)	207,152
Long-term debt	628,781	—	—	—	628,781
Other long-term liabilities	5,037	6,743	15,134	—	26,914
Long-term deferred tax liability	—	51,747	(12,980)	—	38,767
Intercompany payables	227,504	291,783	422,645	(941,932)	—
Total Liabilities	961,590	443,544	692,776	(1,196,296)	901,614
Total Equity	629,808	334,263	1,828,046	(2,158,975)	633,142
Total liabilities and stockholders’ equity	$1,591,398	$777,807	$2,520,822	$(3,355,271)	$1,534,756

Consolidated Condensed Statements of Cash Flows
PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in Thousands)
(Unaudited)

	Year Ended December 31, 2014
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$23,451	$69,912	$(1,503)	$(67,399)	24,461
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	87,248	57,873	—	145,121
Loss on extinguishment of debt	30,152	—	—	—	30,152
Gain on disposition of assets	79	(1,156)	23	—	(1,054)
Deferred income tax expense	(13,932)	16,949	(1,508)	—	1,509
Expenses not requiring cash	11,978	(710)	8,063	—	19,331
Equity in net earnings of subsidiaries	(67,399)	—	—	67,399	—
Change in accounts receivable	32	11,937	(24,207)	—	(12,238)
Change in other assets	35,438	(56,673)	(3,154)	—	(24,389)
Change in accrued income taxes	(12,474)	11,107	(6,290)	—	(7,657)
Change in liabilities	2,336	(20,492)	45,387	—	27,231
Net cash provided by operating activities	9,661	118,122	74,684	—	202,467
Cash flows from investing activities:
Capital expenditures	—	(125,260)	(54,253)	—	(179,513)
Proceeds from the sale of assets	—	2,594	3,344	—	5,938
Net cash (used in) investing activities	—	(122,666)	(50,909)	—	(173,575)
Cash flows from financing activities:
Proceeds from debt issuance	400,000	—	—	—	400,000
Repayment of long term debt	(425,000)	—	—	—	(425,000)
Repayment of term loan	(10,000)	—	—	—	(10,000)
Payment of debt issuance costs	(7,630)	—	—	—	(7,630)
Payment of debt extinguishment costs	(26,214)	—	—	—	(26,214)
Excess tax benefit from stock-based compensation	(281)	—	—	—	(281)
Intercompany advances, net	7,495	9,780	(17,275)	—	—
Net cash provided by (used in) financing activities	(61,630)	9,780	(17,275)	—	(69,125)
Net change in cash and cash equivalents	(51,969)	5,236	6,500	—	(40,233)
Cash and cash equivalents at beginning of year	88,697	8,310	51,682	—	148,689
Cash and cash equivalents at end of year	$36,728	$13,546	$58,182	$—	$108,456
See accompanying notes to unaudited consolidated condensed financial statements.

PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in Thousands)
(Unaudited)

	Year Ended December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$27,015	$36,214	$19,380	$(55,430)	$27,179
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	77,416	56,637	—	134,053
Loss on extinguishment of debt	5,218	—	—	—	5,218
Gain on disposition of assets	—	(1,759)	(2,235)	—	(3,994)
Deferred income tax expense	(3,137)	19,454	(3,618)	—	12,699
Provision for reduction in carrying value of certain assets	—	—	2,544	—	2,544
Expenses not requiring cash	13,173	12	4,579	—	17,764
Equity in net earnings of subsidiaries	(55,430)	—	—	55,430	—
Change in accounts receivable	(7)	(12,888)	(20,617)	—	(33,512)
Change in other assets	74,411	(85,520)	487	—	(10,622)
Change in accrued income taxes	6,617	(1,052)	4,889	—	10,454
Change in liabilities	6,934	(877)	(6,343)	—	(286)
Net cash provided by operating activities	74,794	31,000	55,703	—	161,497
Cash flows from investing activities:
Capital expenditures	—	(94,269)	(61,376)	—	(155,645)
Proceeds from the sale of assets	—	3,725	4,493	—	8,218
Acquisition of ITS, net of cash acquired	—	(6,903)	(111,088)	—	(117,991)
Net cash provided by (used in) investing activities	—	(97,447)	(167,971)	—	(265,418)
Cash flows from financing activities:
Proceeds from debt issuance	350,000	—	—	—	350,000
Repayment of long term debt	(125,000)	—	—	—	(125,000)
Repayment of term loan	(50,000)	—	—	—	(50,000)
Payment of debt issuance costs	(11,172)	—	—	—	(11,172)
Excess tax benefit from stock-based compensation	896	—	—	—	896
Intercompany advances, net	(193,072)	63,734	129,338	—	—
Net cash provided by (used in) financing activities	(28,348)	63,734	129,338	—	164,724
Net change in cash and cash equivalents	46,446	(2,713)	17,070	—	60,803
Cash and cash equivalents at beginning of year	42,251	11,023	34,612	—	87,886
Cash and cash equivalents at end of year	$88,697	$8,310	$51,682	$—	$148,689
See accompanying notes to unaudited consolidated condensed financial statements.

PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in Thousands)
(Unaudited)

	Year Ended December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$37,313	$54,961	$32,816	$(87,992)	$37,098
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	65,354	47,663	—	113,017
Loss on extinguishment of debt	2,130	—	—	—	2,130
Gain on disposition of assets	—	(775)	(1,199)	—	(1,974)
Deferred income tax expense	2,257	15,429	(1,849)	—	15,837
Expenses not requiring cash	16,558	33,644	(27,602)	—	22,600
Equity in net earnings of subsidiaries	(43,884)	—	—	43,884	—
Change in accounts receivable	(445)	(1,788)	17,474	—	15,241
Change in other assets	1,649	2,060	(9,200)	—	(5,491)
Change in accrued income taxes	(4,055)	220	(2,267)	—	(6,102)
Change in liabilities	3,914	(4,158)	(2,413)	—	(2,657)
Net cash provided by (used in) operating activities	15,437	164,947	53,423	(44,108)	189,699
Cash flows from investing activities:
Capital expenditures	—	(176,333)	(15,210)	—	(191,543)
Proceeds from the sale of assets	—	2,062	1,875	—	3,937
Intercompany dividend payment	(8,387)	(4,357)	(31,364)	44,108	—
Net cash provided by (used in) investing activities	(8,387)	(178,628)	(44,699)	44,108	(187,606)
Cash flows from financing activities:
Proceeds from debt issuance	130,000	—	—	—	130,000
Proceeds from draw on revolver credit facility	7,000	—	—	—	7,000
Paydown on senior notes	(125,000)	—	—	—	(125,000)
Paydown on term note	(18,000)	—	—	—	(18,000)
Payment of debt issuance costs	(4,859)	—	—	—	(4,859)
Payment of debt extinguishment costs	(555)	—	—	—	(555)
Excess tax benefit from stock-based compensation	(662)	—	—	—	(662)
Intercompany advances, net	(8,393)	20,492	(12,099)	—	—
Net cash provided by (used in) financing activities	(20,469)	20,492	(12,099)	—	(12,076)
Net change in cash and cash equivalents	(13,419)	6,811	(3,375)	—	(9,983)
Cash and cash equivalents at beginning of year	55,670	4,212	37,987	—	97,869
Cash and cash equivalents at end of year	$42,251	$11,023	$34,612	$—	$87,886

See accompanying notes to unaudited consolidated condensed financial statements.